Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 128
Provisions made	39
Provisions used	(37)
Provisions reversed	(7)
Other	0
Other provisions, ending balance	123
Current		$ 43	$ 39
Non-current		80	89
Total provisions	128	123	128
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	44
Provisions made	0
Provisions used	0
Provisions reversed	0
Other	1
Other provisions, ending balance	45
Current		5	2
Non-current		40	42
Total provisions	44	45	44
Restructuring
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	19
Provisions made	16
Provisions used	(16)
Provisions reversed	(5)
Other	0
Other provisions, ending balance	14
Current		11	13
Non-current		3	6
Total provisions	19	14	19
Workers’ compensation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	42
Provisions made	13
Provisions used	(15)
Provisions reversed	(1)
Other	(2)
Other provisions, ending balance	37
Current		11	13
Non-current		26	29
Total provisions	42	37	42
Other
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	23
Provisions made	10
Provisions used	(6)
Provisions reversed	(1)
Other	1
Other provisions, ending balance	27
Current		16	11
Non-current		11	12
Total provisions	23	27	23
Other environmental remediation provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	7
Other provisions, ending balance	6
Total provisions	$ 7	$ 6	$ 7